Income Taxes (Schedule of Components of Income Tax Expense (Benefit) and Pre-tax Income from Continuing Operations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current provision (benefit):
Federal	$ 248.2	$ 232.2	$ 183.1
State	32.1	27.2	38.7
Foreign	63.7	49.3	33.2
Total current provision	344.0	308.7	255.0
Deferred provision (benefit):
Federal	(3.6)	0.2	14.5
State	(2.3)	(1.1)	0.8
Foreign	(3.0)	1.1	(0.2)
Total deferred provision	(8.9)	0.2	15.1
Total provision for income taxes	335.1	308.9	270.1
Provision for income taxes is based on pre-tax income from continuing operations
United States	789.3	753.8	653.2
Foreign	264.1	69.7	175.1
Earnings from continuing operations before income taxes	$ 1,053.4	$ 823.5	$ 828.3